WealthTrust DBS Long Term Growth ETF (WLTG)
(the “Fund”)

Supplement dated August 27, 2024
To the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
dated November 30, 2023
(as may be supplemented from time to time)

Effective immediately, the Fund is listed on the NYSE Floor principal listing exchange. Therefore, all references to NYSE Arca in the Fund’s Summary Prospectus, Prospectus and SAI are hereby deleted and replaced with NYSE Floor.

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If you have questions or need assistance, please contact your financial advisor directly or the Funds toll-free at 844-444-3863.

This Supplement and the existing Summary Prospectus, Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference. The Summary Prospectus, Prospectus and SAI have been filed with the U.S. Securities and Exchange Commission, is incorporated by reference, and can be obtained without charge by calling the Funds toll-free at 844-444-3863.